Document and Entity Information	Sep. 23, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2021
Entity Registrant Name	MINISTRY PARTNERS INVESTMENT COMPANY, LLC
Entity Incorporation State Country Code	CA
Entity File Number	333-04028-LA
Entity Tax Identification Number	33-0489154
Entity Address Address Line 1	915 West Imperial Highway
Entity Address Address Line 2	Suite 120
Entity Address City Or Town	Brea
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92821
City Area Code	714
Local Phone Number	671-5720
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000944130
Amendment Flag	false